(Loss)/Profit before tax (Tables)	12 Months Ended
Jun. 30, 2025
Lossprofit Before Tax
Schedule of Profit before tax

Profit before tax has been arrived at after charging:

	2025	2025	2024
	US$	S$	S$

Marketing and advertisement	480,960	611,733	698,336
Legal and professional fees	191,393	243,433	426,740
Insurance	269,199	342,394	48,112
Transportation	34,789	44,248	38,367
Bad debts written off	189,013	240,405	-
Provision for expected credit losses	536,404	682,252	50,168
Depreciation of property and equipment	84,174	107,659	30,093
Amortisation of right-of-use assets	843,989	1,073,469	498,635
Recruitment	1,815	2,309	131,786
Membership and subscription	16,207	20,614	38,919
Telephone	32,689	41,806	32,746
Employee benefit expenses
- Director’s salaries and bonuses	261,813	333,000	121,200
- Director’s CPF	23,764	30,226	137
- Employees’ salaries and bonus	3,773,252	4,799,198	3,218,275
- Employees’ CPF	346,363	440,539	177,754
- Other staff expenses	667,075	848,452	121,576